UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Adam Jaffe     Stamford, Connecticut     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $114,672 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     7971   403800 SH       SOLE                   403800
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     3277    60000 SH       SOLE                    60000
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     6686   175300 SH       SOLE                   175300
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    27929  1375796 SH       SOLE                  1375796
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101     8565   228900 SH       SOLE                   228900
SPDR TR                        UNIT SER 1       78462F103     2626     5835 SH  PUT  SOLE                     5835
SPDR TR                        UNIT SER 1       78462F103     4143    14115 SH  PUT  SOLE                    14115
SASOL LTD                      SPONSORED ADR    803866300    13813   325100 SH       SOLE                   325100
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106    17708  1014191 SH       SOLE                  1014191
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105     5610   151593 SH       SOLE                   151593
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     2896    28700 SH       SOLE                    28700
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101    13448  3248265 SH       SOLE                  3248265